Financial risk management (Tables)	6 Months Ended
Jun. 30, 2025
Financial risk management
Schedule of financial instruments by category

	30 June	31 December
	2025	2024
	US$’000	US$’000
Equity financial assets, at FVOCI	17,240	23,132
Equity financial assets, at FVPL	1,597	2,769
Derivative assets measured at fair value	78,143	82,040
Derivative liabilities measured at fair value	(53,544)	(26,096)
Financial assets at amortised cost	680,217	437,401
Financial liabilities at amortised cost	(1,284,407)	(1,097,701)

Schedule of fair values by levels

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
30 June 2025
Assets
Equity financial assets, at FVOCI	17,240	—	—	17,240
Equity financial assets, at FVPL	—	—	1,597	1,597
Derivative financial instruments	—	17,935	60,208	78,143
Total assets	17,240	17,935	61,805	96,980

Liabilities
Derivative financial instruments	—	7,749	45,795	53,544
Total liabilities	—	7,749	45,795	53,544

31 December 2024
Assets
Equity financial assets, at FVOCI	23,132	—	—	23,132
Equity financial assets, at FVPL	—	—	2,769	2,769
Derivative financial instruments	—	16,475	65,565	82,040
Total assets	23,132	16,475	68,334	107,941

Liabilities
Derivative financial instruments	—	12,166	13,930	26,096
Total liabilities	—	12,166	13,930	26,096